Organization and Summary of Significant Accounting Policies (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jul. 01, 2012	Jul. 03, 2011
Activity related to the excess and obsolete inventory reserve
Balance, Beginning of Year	$ 1,300	$ 1,200	$ 1,418
Provision Charged to Expense	511	385	334
Amounts Written Off	311	285	552
Balance, End of Year	$ 1,500	$ 1,300	$ 1,200